CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 14,806	$ 14,937
Short-term bank deposits	116	110
Restricted cash and deposits	6	5
Trade receivables, net	9,545	9,973
Unbilled accounts receivable	240	350
Other accounts receivable and prepaid expenses	2,448	1,441
Inventories	7,178	8,443
Total current assets	34,339	35,259
LONG-TERM ASSETS:
Deferred tax assets	1,525	1,981
Operating lease right-of-use assets	842	987
Total long-term assets	2,367	2,968
PROPERTY AND EQUIPMENT, NET	1,589	1,651
INTANGIBLE ASSETS, NET	881	1,142
GOODWILL	11,090	10,866
Total assets	50,266	51,886
CURRENT LIABILITIES:
Trade payables	1,650	2,408
Customer advances	187	239
Deferred revenues	2,878	2,866
Other accounts payable and accrued expenses	5,052	4,877
Short-term operating lease liabilities	297	248
Total current liabilities	10,064	10,638
LONG-TERM LIABILITIES:
Deferred revenues	1,415	1,463
Deferred tax liabilities	606	865
Accrued severance pay	296	330
Long-term operating lease liabilities	580	757
Other long-term liabilities	113	146
Total long-term liabilities	3,010	3,561
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2023 and 2022; Issued and outstanding: 23,309,987 and 23,309,987 shares at December 31, 2023 and 2022, respectively	6,799	6,799
Additional paid-in capital	30,521	30,503
Accumulated other comprehensive income	24	(758)
Foreign currency translation adjustments (Company's standalone financial statements)	9,648	9,654
Accumulated deficit	(9,800)	(8,511)
Total shareholders' equity	37,192	37,687
Total liabilities and shareholders' equity	$ 50,266	$ 51,886